Other assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	December 31, 2017	December 31, 2016
Long term prepaid lease payments (note 7)	$1,779	$1,839
Intangible assets (note 10(b))	938	1,790
Deferred financing costs (note 10(c))	707	320
Deferred lease inducement asset (note 10(d))	784	927
Loan to partnership (note 24)	969	—
	$5,177	$4,876

b) Intangible assets

	December 31, 2017	December 31, 2016
Cost	$18,188	$18,122
Accumulated amortization	17,250	16,332
Net book value	$938	$1,790
During the year ended December 31, 2017, the Company capitalized $66 (2016 – $304) of internally developed computer software costs.
Amortization of intangible assets for the year ended December 31, 2017 was $918 (2016 – $1,688).
The estimated amortization expense for future years is as follows:

For the year ending December 31,
2018	$464
2019	266
2020	149
2021	59
$938

c) Deferred financing costs

	December 31, 2017	December 31, 2016
Cost	$1,390	$550
Accumulated amortization	683	230
	$707	$320
During the year ended December 31,2017, financing fees of $840 were incurred in connection with the revolving facilities under the credit facilities (note 13(b)). These fees are being amortized ratably over the term of the credit facilities.
Amortization of these deferred financing costs included in interest expense for the year ended December 31, 2017 was $453 (2016 – $162) (note 20).
d) Deferred lease inducements asset
Lease inducements applicable to lease contracts are deferred and amortized as an increase in general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2017	December 31, 2016
Balance, beginning of year	$927	$1,070
Amortization of deferred lease inducements	(143)	(143)
Balance, end of year	$784	$927